Property and Equipment	12 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
8.	PROPERTY AND EQUIPMENT

As of June 30, 2024 and 2023, property and equipment consisted of the following:

	As of June 30,
	2024	2023
Leasehold improvement	$938,126	$939,825
Building	455,749	456,748
Motor vehicle	68,802	53,783
Office equipment	54,262	61,531
	1,516,939	1,511,887
Less: accumulated depreciation	(1,051,561)	(667,273)
	$465,378	$844,614

For the fiscal years ended June 30, 2024, 2023, and 2022, depreciation expenses amounted to $391,799, $665,431, and $60,600, respectively.